Nature of operations and reorganizations - Consolidated financial information of the VIE and its subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Current assets
Cash and cash equivalents	¥ 5,367,139		¥ 5,593,492	¥ 2,390,298	$ 767,491
Restricted cash	177,873		50,867	29,760	25,436
Short-term bank deposits, net	2,310,486		2,179,886		330,395
Receivables from online payment platforms	4,080		4,722		583
Short-term investments, net	2,326,610		719,755		332,701
Accounts and notes receivable, net	190,442		78,484		27,233
Inventories	297,682		142,552		42,568
Prepayments and other current assets, net	319,478		185,091		45,685
Total current assets	11,204,029		9,300,981		1,602,156
Non-current assets
Property, equipment and leasehold improvement, net	245,981		50,787		35,175
Intangible assets, net	213,141		52,796		30,479
Long-term investments, net	8,330		8,000		1,191
Deferred tax assets, net	29,104		38,067		4,162
Right-of-use assets, net	82,430		24,110		11,787
Long-term bank deposits, net	433,618		727,448		62,007
Other non-current assets, net	29,412		9,914		4,206
Total non-current assets	6,725,533		7,570,068		961,739
Total assets	17,929,562		16,871,049		2,563,895
Current liabilities
Accounts and notes payable	403,708		458,538		57,729
Contract liabilities	84,003		10,610		12,012
Salary and welfare benefits payable	93,947		73,740		13,434
Short-term loans	92,100		40,000		13,170
Taxes payable	159,718		126,154		22,839
Accrued expenses and other current liabilities	149,552		108,816		21,386
Lease liabilities - current portion	28,588		11,447		4,088
Total current liabilities	1,965,076		857,850		281,004
Non-current liabilities
Deferred tax liabilities	112,912		16,196		16,146
Lease liabilities - non-current portion	55,671		7,050		7,961
Total non-current liabilities	232,874		23,246		33,301
Total liabilities	2,197,950		881,096		314,305
Net revenues	3,958,861	$ 566,110	2,748,576	1,586,397
Cost of revenues	(2,433,656)	(348,008)	(1,718,006)	(856,329)
Excise tax on products	(341,595)	(48,848)	(304,053)	(342,354)
Operating expenses	(855,050)	(122,270)	(833,662)	(884,424)
Net (loss)/income	934,377	133,615	564,344	540,988
Net cash (used in)/generated from operating activities	1,104,548	157,948	854,349	198,703
Net cash generated from/(used in) investing activities	(822,191)	(117,572)	3,018,001	2,091,145
Net cash (used in)/generated from financing activities	(282,747)	$ (40,432)	(678,031)	(1,193,216)
Related Party
Current assets
Amounts due from related parties	210,239		346,132		30,064
Current liabilities
Amounts due to related parties	474,627		27,401		$ 67,871
Non-current liabilities
Net revenues	1,293,282		1,080,066	306,900
Cost of revenues	(8,667)		(13,420)	(72,368)
VIE
Current assets
Cash and cash equivalents	1,543,080		1,975,345
Restricted cash	39,350		50,867
Short-term bank deposits, net	719,849		1,489,286
Receivables from online payment platforms	1,042		3,452
Short-term investments, net	1,623,932		612,798
Accounts and notes receivable, net	29,969		34,970
Inventories	39,789		81,838
Amounts due from group companies	170,066		203,905
Prepayments and other current assets, net	81,396		127,903
Total current assets	4,266,291		4,668,168
Non-current assets
Property, equipment and leasehold improvement, net	102,507		29,665
Intangible assets, net	46,076		47,364
Long-term investments, net	357,742		8,000
Deferred tax assets, net	15,397		24,931
Right-of-use assets, net	33,052		17,442
Long-term bank deposits, net	433,618		334,382
Other non-current assets, net	21,362		6,663
Total non-current assets	1,009,754		468,447
Total assets	5,276,045		5,136,615
Current liabilities
Accounts and notes payable	150,891		252,401
Contract liabilities	567		1,148
Salary and welfare benefits payable	56,203		42,785
Short-term loans	20,000		40,000
Taxes payable	16,260		30,720
Accrued expenses and other current liabilities	62,535		92,335
Amounts due to group companies	183,764		91,835
Lease liabilities - current portion	9,649		9,301
Total current liabilities	499,952		560,551
Non-current liabilities
Deferred tax liabilities	8,539		3,293
Lease liabilities - non-current portion	25,898		4,743
Total non-current liabilities	34,437		8,036
Total liabilities	534,389		568,587
Excise tax on products	(341,595)		(304,053)	(342,354)
Other income	66,019		93,321	220,220
Net (loss)/income	127,636		(190,289)	(156,037)
Net cash (used in)/generated from operating activities with group company	309,151		192,826	(210,479)
Other operating activities	(165,745)		(68,003)	202,414
Net cash (used in)/generated from operating activities	143,406		124,823	(8,065)
Loans to group companies	(1,048,042)		(233,835)	(80,805)
Repayment of loans from group companies	738,620		95,915	61,590
Other investing activities	(412,464)		1,198,041	53,451
Net cash generated from/(used in) investing activities	(721,886)		1,060,121	34,236
Borrowings under loans from group companies	599,186		312,584	543,912
Repayment of borrowings under loans from group companies	(413,672)		(467,946)	(590,760)
Other financing activities	(21,580)		39,824
Net cash (used in)/generated from financing activities	163,934		(115,538)	(46,848)
VIE | Related Party
Current assets
Amounts due from related parties	17,818		87,804
Current liabilities
Amounts due to related parties	83		26
VIE | Third-party
Non-current liabilities
Net revenues	1,091,930		1,133,178	1,338,746
Cost of revenues	(725,763)		(813,601)	(664,660)
Operating expenses	(243,909)		(399,784)	(484,994)
VIE | Inter-group
Non-current liabilities
Net revenues	398,225		369,356	15,937
Cost of revenues	(273)		(1,188)	(1,268)
Operating expenses	¥ (116,998)		¥ (267,518)	¥ (237,664)